Putnam Strategic Intermediate Municipal Fund
The fund's portfolio
10/31/21 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corporation
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.05% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (94.9%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (0.5%)
Jefferson, Cnty. Rev. Bonds, (Refunding warrants)
5.00%, 9/15/34	AA	$1,075,000	$1,289,403
5.00%, 9/15/33	AA	125,000	149,988

			1,439,391
Alaska (1.2%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A
4.00%, 10/1/39	A+/F	2,445,000	2,759,183
4.00%, 10/1/38	A+/F	555,000	627,660

			3,386,843
Arizona (2.6%)
AZ State Indl. Dev. Auth. Rev. Bonds, (Equitable School Revolving Fund), Ser. A
5.00%, 11/1/38	A	1,110,000	1,342,622
5.00%, 11/1/36	A	1,235,000	1,498,795
5.00%, 11/1/34	A	1,000,000	1,219,584
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.)
4.00%, 5/15/31	BBB-/F	1,000,000	1,063,334
4.00%, 5/15/29	BBB-/F	1,000,000	1,068,227
Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	A3	1,000,000	1,291,057

			7,483,619
California (4.7%)
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds, (Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	250,000	264,048
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	917,307	1,058,080
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A, 5.00%, 8/1/28	Baa3	150,000	183,998
CA State Infrastructure & Econ. Dev. Bank
Mandatory Put Bonds (5/1/26), (Museum Associates), 0.75%, 12/1/50	A3	1,000,000	1,015,993
Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 0.40%, 8/1/47	A2	1,500,000	1,505,453
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/32	A-/F	1,000,000	1,130,459
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,000,000	1,125,405
CA State Pub. Wks. Board Rev. Bonds, (Various Cap. Projects.), Ser. A, 5.00%, 8/1/32(WIS)	Aa3	1,000,000	1,295,009
Chula Vista, Muni. Fin. Auth. Special Tax Bonds, 5.50%, 9/1/30	AA-	775,000	841,171
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	750,000	926,927
1.081%, 5/1/24	A1	750,000	755,402
Sierra View, Local Hlth. Care Dist. Rev. Bonds
5.00%, 7/1/30	A/F	620,000	794,178
5.00%, 7/1/27	A/F	625,000	755,681
4.00%, 7/1/26	A/F	300,000	340,585
4.00%, 7/1/25	A/F	290,000	322,564
4.00%, 7/1/24	A/F	235,000	255,180
4.00%, 7/1/23	A/F	260,000	274,433
4.00%, 7/1/22	A/F	230,000	235,206
Yucaipa Special Tax Bonds, (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	A	375,000	377,545

			13,457,317
Colorado (3.0%)
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	150,000	170,841
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	225,000	255,988
Ser. A-1, 4.00%, 8/1/39(T)	Baa1	225,000	255,693
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	750,000	840,930
Ser. A-2, 4.00%, 8/1/49(T)	Baa1	1,500,000	1,674,446
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 0.384%, 9/1/39	A2	4,000,000	4,009,564
Vauxmont, Metro. Dist. G.O. Bonds, AGM
5.00%, 12/1/34	AA	285,000	359,793
5.00%, 12/1/32	AA	250,000	317,023
5.00%, 12/15/30	AA	125,000	143,344
5.00%, 12/15/29	AA	125,000	143,518
5.00%, 12/15/27	AA	125,000	144,082
5.00%, 12/15/25	AA	125,000	144,684
5.00%, 12/1/25	AA	175,000	203,960

			8,663,867
Connecticut (2.2%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,250,000	1,413,184
(Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	250,000	282,994
(Stamford Hosp. Oblig. Group (The)), Ser. M, 5.00%, 7/1/32(WIS)	BBB+	1,400,000	1,786,336
(Stamford Hosp. Oblig. Group (The)), Ser. L-1, 4.00%, 7/1/26	BBB+	700,000	799,161
CT State Hsg. Fin. Auth. Mtge. Program Rev. Bonds
Ser. B-1, 4.10%,11/15/39(T)	Aaa	565,000	594,132
Ser. B-1, 4.15%,11/15/44(T)	Aaa	1,355,000	1,425,004

			6,300,810
District of Columbia (2.1%)
DC Rev. Bonds
(KIPP DC), Ser. A, 5.00%, 7/1/48	BBB+	1,250,000	1,441,533
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 4.00%, 6/1/30	BB+	1,000,000	1,118,263
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail & Cap. Impt. Proj.)
Ser. B, 4.00%, 10/1/44(T)	A-	665,000	740,698
4.00%, 10/1/53(T)	A-	660,000	736,611
Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds, (Dulles Metrorail), 5.00%, 10/1/53	A-	2,000,000	2,038,323

			6,075,428
Florida (5.6%)
Cap. Trust Agcy. 144A Rev. Bonds, (WFCS Holdings II, LLC), Ser. A-1, 3.30%, 1/1/31	BB/P	480,000	473,292
Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A	360,000	374,042
FL State Dev. Fin. Corp. Ed. Fac. 144A Rev. Bonds, (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 3.00%, 7/1/31	BB/P	200,000	204,384
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B
5.00%, 10/1/30(WIS)	A2	1,000,000	1,185,266
5.00%, 10/1/29(WIS)	A2	1,000,000	1,190,374
5.00%, 10/1/28(WIS)	A2	1,000,000	1,199,559
Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,375,000	1,593,144
Lakeland, Hosp. Syst. Rev. Bonds, (Lakeland Regl. Hlth.), 5.00%, 11/15/45	A2	2,000,000	2,242,013
Orange Cnty., Hlth. Fac. Auth. Rev. Bonds, (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,000,000	1,102,002
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/23	A+/F	1,630,000	1,657,450
Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds, (Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	2,000,000	2,353,185
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	240,000	260,180
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/31	BB+/F	200,000	222,317
4.00%, 12/15/30	BB+/F	195,000	217,710
4.00%, 12/15/29	BB+/F	215,000	241,488
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 1.875%, 5/1/25	BB-/P	700,000	706,631
Volusia Cnty., Edl. Fac. Auth. Rev. Bonds, (Embry-Riddle Aeronautical University, Inc.), Ser. A, 4.00%, 10/15/38	A2	750,000	858,646

			16,081,683
Georgia (2.1%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (2/3/25), (Oglethorpe Pwr. Corp.), 1.50%, 1/1/40	Baa1	1,600,000	1,639,915
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	200,000	201,101
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.808%, 4/1/48	Aa2	2,200,000	2,213,603
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4)
Ser. A, 5.50%, 7/1/60	A	1,500,000	1,719,343
4.00%, 1/1/46	BBB+	330,000	365,472

			6,139,434
Guam (0.1%)
Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, AGM, 5.00%, 10/1/30	AA	200,000	207,501

			207,501
Hawaii (0.1%)
HI State Dept. Budget & Fin. Rev. Bonds, (Kahala Nui), 5.25%, 11/15/37	A/F	250,000	259,338

			259,338
Illinois (10.5%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	1,600,000	1,943,265
Ser. B-2, 5.50%, 1/1/37	BBB+	1,000,000	1,119,172
Chicago, Motor Fuel Tax Rev. Bonds, AGM, 5.00%, 1/1/31	AA	500,000	537,261
Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	500,000	544,610
Ser. C, 5.00%, 1/1/39	A	750,000	845,005
(2nd Lien), 5.00%, 1/1/39	A	565,000	615,664
Ser. C, 5.00%, 1/1/34	A	400,000	452,680
Ser. C, 5.00%, 1/1/33	A	405,000	458,883
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/39	A	675,000	748,809
IL State G.O. Bonds
5.00%, 11/1/41	Baa2	600,000	688,890
5.00%, 1/1/41	Baa2	340,000	391,046
5.00%, 11/1/34	Baa2	1,650,000	1,920,986
Ser. C, 5.00%, 11/1/29	Baa2	1,225,000	1,451,843
Ser. D, 5.00%, 11/1/28	Baa2	2,080,000	2,481,065
Ser. D, 5.00%, 11/1/27	Baa2	920,000	1,103,670
4.125%, 11/1/31	Baa2	830,000	923,930
4.00%, 1/1/31	Baa2	695,000	762,803
IL State Fin. Auth. Mandatory Put Bonds (11/15/26)(11/1/34)
Mandatory Put Bonds (11/15/26), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-2, 5.00%, 5/15/50	A	1,000,000	1,183,540
Mandatory Put Bonds (11/1/34), (Field Museum of Natural History), 0.559%, 11/1/34	A2	2,415,000	2,414,845
IL State Fin. Auth. Rev. Bonds
(Rosalind Franklin U. of Medicine and Science), Ser. A, 5.00%, 8/1/31	BBB+	400,000	471,788
(Art Institute of Chicago (The)), 5.00%, 3/1/30	Aa3	1,500,000	1,755,488
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	500,000	565,780
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion), Ser. B, 5.00%, 12/15/33	BBB+	300,000	355,895
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds, (McCormick), Ser. A, NATL, zero %, 12/15/22	Baa2	5,500,000	5,458,337
Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA	1,000,000	1,208,123

			30,403,378
Indiana (1.5%)
IN State Fin. Auth. Rev. Bonds, (BHI Sr. Living), 5.75%, 11/15/41 (Prerefunded 11/15/21)	BBB/F	1,000,000	1,001,987
IN State. Fin. Auth. Rev. Bonds, (Rose-Hulman Inst. of Tech., Inc.)
5.00%, 6/1/32	A2	200,000	252,085
5.00%, 6/1/31	A2	200,000	252,870
5.00%, 6/1/30	A2	200,000	254,173
5.00%, 6/1/29	A2	175,000	218,719
5.00%, 6/1/28	A2	100,000	122,677
5.00%, 6/1/27	A2	180,000	216,274
4.00%, 6/1/34	A2	235,000	274,582
4.00%, 6/1/33	A2	210,000	245,991
Silver Creek, School Bldg. Corp. Rev. Bonds
3.00%, 1/15/36	AA+	500,000	547,400
3.00%, 1/15/35	AA+	500,000	549,612
3.00%, 1/15/34	AA+	375,000	413,435

			4,349,805
Iowa (1.0%)
IA State Fin. Auth. Rev. Bonds, (Lifespace Cmnty., Inc. Oblig. Group), Ser. A, 4.00%, 5/15/46	BBB/F	1,150,000	1,248,726
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	1,700,000	1,710,559

			2,959,285
Kentucky (5.5%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A
5.00%, 3/1/32	A-	705,000	882,935
4.00%, 3/1/49	A-	330,000	370,158
4.00%, 3/1/46	A-	485,000	545,455
4.00%, 3/1/33	A-	180,000	208,457
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53 (Prerefunded 7/1/23)	Baa2	500,000	547,616
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (6/1/25)(1/1/25)
Mandatory Put Bonds (6/1/25), Ser. C-1, 4.00%, 12/1/49	A1	3,150,000	3,487,317
Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	2,800,000	3,073,513
KY State Tpk. Auth. Econ. Dev. Rev. Bonds, (Revitalization Projects), Ser. A-22, 5.00%, 7/1/31(WIS)	Aa3	2,800,000	3,591,453
Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds, (Norton Healthcare, Inc.), Ser. A, 5.00%, 10/1/30	A	2,750,000	3,266,619

			15,973,523
Louisiana (0.9%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	500,000	523,528
St. John The Baptist Parish Mandatory Put Bonds (7/1/26), (Marathon Oil Corp.), Ser. A-3, 2.20%, 6/1/37	Baa3	2,000,000	2,083,031

			2,606,559
Maryland (2.2%)
Gaithersburg, Econ. Dev. Rev. Bonds, (Asbury, Oblig. Group), Ser. A, 5.00%, 1/1/36	BBB/F	300,000	331,615
MD State G.O. Bonds, Ser. D, 4.00%, 8/1/29(WIS)	Aaa	4,000,000	4,743,986
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.)
5.00%, 6/1/33	BBB-	425,000	536,828
5.00%, 6/1/31	BBB-	350,000	445,013
4.00%, 6/1/34	BBB-	250,000	289,699

			6,347,141
Massachusetts (0.3%)
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. D, 3.10%, 6/1/30	Aa2	720,000	775,065

			775,065
Michigan (4.4%)
Detroit, G.O. Bonds, 5.50%, 4/1/34	Ba3	660,000	827,614
Detroit, Downtown Dev. Auth. Tax Alloc. Bonds, Ser. A, AGM, 5.00%, 7/1/43	AA	3,000,000	3,318,954
Kentwood, Economic Dev. Rev. Bonds, (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	1,000,000	1,122,634
MI State Fin. Auth. Rev. Bonds
Ser. H-1, 5.00%, 10/1/39 (Prerefunded 10/1/24)	AA-	525,000	587,245
(Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/39	BB+	2,000,000	2,124,810
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	AA-	140,000	156,221
(Detroit), Ser. C-3, 5.00%, 4/1/28	Aa2	700,000	844,552
(Trinity Health Corp. Oblig. Group), Ser. A, 4.00%, 12/1/49(T)	AA-	1,325,000	1,527,188
(Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	764,071	786,531
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.), 5.25%, 2/1/32	BB+	1,145,000	1,300,105

			12,595,854
Minnesota (2.5%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 4.00%, 7/1/31	BB/P	625,000	677,775
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group)
5.00%, 6/15/32(WIS)	BBB-	975,000	1,221,759
5.00%, 6/15/30(WIS)	BBB-	830,000	1,014,006
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	750,000	802,883
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Hmong College Prep Academy), 5.50%, 9/1/36	BB+	3,000,000	3,424,628

			7,141,051
Mississippi (0.5%)
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.)
2.50%, 4/1/22	BBB+	750,000	753,299
2.375%, 6/1/44	A	900,000	838,779

			1,592,078
Missouri (0.2%)
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/26	B+/P	275,000	281,404
3.00%, 5/1/25	B+/P	225,000	230,035
3.00%, 5/1/24	B+/P	200,000	203,867

			715,306
Nebraska (1.3%)
Central Plains, Energy Mandatory Put Bonds (1/1/24), (No. 4), 5.00%, 3/1/50	A2	2,500,000	2,720,138
Central Plains, Energy Rev. Bonds, (NE Gas No. 3), 5.00%, 9/1/32 (Prerefunded 9/1/22)	A2	1,000,000	1,038,569

			3,758,707
New Hampshire (1.4%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A, 3.75%, 8/15/30	BBB/P	1,050,000	1,088,604
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Catholic Med. Ctr.), 5.00%, 7/1/44	BBB+	500,000	573,791
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	2,000,000	2,323,181

			3,985,576
New Jersey (2.6%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	410,879
NJ State Edl. Fac. Auth. Rev. Bonds, (William Paterson U. of NJ (The)), Ser. C, AGM
5.00%, 7/1/27	AA	100,000	121,214
5.00%, 7/1/26	AA	100,000	118,422
5.00%, 7/1/25	AA	100,000	115,139
5.00%, 7/1/24	AA	100,000	111,445
NJ State Hlth. Care Fac. Fin. Auth. VRDN
(AHS Hosp. Corp.), Ser. B, 0.06%, 7/1/36	VMIG 1	1,500,000	1,500,000
(Virtua Hlth.), Ser. C, 0.02%, 7/1/43	A-1	1,665,000	1,665,000
NJ State Trans. Trust Fund Auth. Rev. Bonds
Ser. AA, 5.00%, 6/15/36(WIS)	Baa1	775,000	973,662
(Federal Hwy. Reimbursement Notes), 5.00%, 6/15/28	A+	750,000	882,588
Ser. A, 4.00%, 6/15/39(WIS)	Baa1	1,510,000	1,724,823

			7,623,172
New Mexico (1.0%)
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	2,000,000	1,942,921
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Res.), 5.00%, 5/15/42	BB+/F	980,000	991,382

			2,934,303
New York (4.1%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.)
5.00%, 5/1/26	A	400,000	472,317
Ser. A, 5.00%, 5/1/25	A	645,000	738,724
5.00%, 5/1/24	A	575,000	636,858
5.00%, 5/1/23	A	795,000	847,926
Hempstead, Union Free School Dist. G.O. Bonds, Ser. A, 1.00%, 6/30/22	A1	1,750,000	1,757,558
Metro. Trans. Auth. Dedicated Tax Mandatory Put Bonds (6/1/22), Ser. A-2A, 0.50%, 11/1/26	AA	1,545,000	1,547,143
NY City, Indl. Dev. Agcy. Rev. Bonds, (Yankee Stadium, LLC), AGM, 5.00%, 3/1/28	AA	500,000	610,565
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1, 4.00%, 2/1/39	AAA	2,545,000	2,984,379
NY State Mtge. Agcy. Rev. Bonds, Ser. 196, 2.60%, 4/1/25	Aa1	750,000	789,964
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds
(JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/29	Baa1	500,000	620,697
(American Airlines, Inc.), 2.25%, 8/1/26	B/F	250,000	256,942
Saratoga Cnty., Cap. Resource Rev. Bonds, (Skidmore College), Ser. 21A, 5.00%, 7/1/25	A1	425,000	493,022

			11,756,095
North Carolina (0.8%)
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), Ser. C
5.00%, 3/1/28(WIS)	BB/P	365,000	419,282
5.00%, 3/1/27(WIS)	BB/P	460,000	522,751
5.00%, 3/1/26(WIS)	BB/P	440,000	492,335
4.00%, 3/1/29(WIS)	BB/P	755,000	825,429

			2,259,797
Ohio (3.0%)
Cuyahoga Cnty., Econ. Dev. Rev. Bonds
5.00%, 1/1/38	A	1,380,000	1,662,001
5.00%, 1/1/36	A	425,000	514,023
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Friendship Village of Dublin Oblig. Group), 5.00%, 11/15/34	BBB+/F	700,000	766,326
OH State Higher Edl. Fac. Comm. Rev. Bonds, (John Carroll U.)
5.00%, 10/1/30	A3	455,000	570,575
5.00%, 10/1/29	A3	810,000	1,000,965
5.00%, 10/1/28	A3	370,000	450,112
5.00%, 10/1/27	A3	350,000	419,004
5.00%, 10/1/26	A3	350,000	411,528
5.00%, 10/1/25	A3	220,000	252,330
OH State Hosp. Rev. Bonds, (Premier Hlth. Partners Oblig. Group)
5.00%, 11/15/27	Baa1	240,000	291,687
5.00%, 11/15/26	Baa1	285,000	338,945
5.00%, 11/15/24	Baa1	135,000	152,159
Port of Greater Cincinnati Dev. Auth. 144A Rev. Bonds, 4.25%, 12/1/50	BB/P	750,000	755,913
Scioto Cnty., Hosp. Rev. Bonds, (Southern OH Med. Ctr.), 5.00%, 2/15/33	A3	500,000	579,713
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.75%, 7/1/33	A	500,000	540,001

			8,705,282
Oregon (0.1%)
Keizer, Special Assmt. Bonds, (Keizer Station), Ser. A, 5.20%, 6/1/31	Aa3	235,000	235,897

			235,897
Pennsylvania (6.4%)
Allegheny Cnty., Arpt. Auth. Rev. Bonds, Ser. A
4.00%, 1/1/41	AA	1,500,000	1,714,849
4.00%, 1/1/40	AA	1,250,000	1,432,794
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Ba2	750,000	771,692
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/29	Baa3	300,000	323,646
Lackawanna Cnty., Indl. Dev. Auth. Rev. Bonds, (Scranton U.), 4.00%, 11/1/40	A-	500,000	557,246
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Landis Homes Oblig. Group), 4.00%, 7/1/46	BBB-/F	675,000	725,474
PA Rev. Bonds, (City of Philadelphia, Wtr. & Wastewater)
4.00%, 1/1/32	Baa2	540,000	629,850
4.00%, 1/1/31	Baa2	165,000	191,503
4.00%, 1/1/30	Baa2	115,000	132,641
4.00%, 1/1/29	Baa2	725,000	833,293
PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	675,000	796,801
Ser. B, 4.00%, 12/1/51	A	1,200,000	1,359,286
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 0.70%, 9/1/40	AA	1,875,000	1,889,483
Scranton, School Dist. G.O. Bonds, Ser. 14-R, 0.909%, 4/1/31	A2	5,640,000	5,660,959
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
5.00%, 7/1/28	Baa1	275,000	340,097
5.00%, 7/1/27	Baa1	375,000	454,325
4.00%, 7/1/26	Baa1	300,000	341,466
4.00%, 7/1/24	Baa1	200,000	217,729

			18,373,134
Rhode Island (0.8%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.)
5.00%, 5/15/33	BBB+	365,000	416,149
5.00%, 5/15/26	BBB+	580,000	684,468
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	1,000,000	1,096,463

			2,197,080
South Carolina (1.9%)
Myrtle Beach, Tax Allocation Bonds, (Myrtle Beach Air Force Base Redev.), 5.00%, 10/1/28	A2	575,000	677,429
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	1,000,000	1,118,655
Ser. A, 5.00%, 12/1/55	A2	545,000	619,176
(Santee Cooper), Ser. B, 5.00%, 12/1/38	A2	595,000	647,245
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	593,916
Ser. A, 5.00%, 12/1/36	A2	1,500,000	1,757,384

			5,413,805
Tennessee (0.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	250,000	294,130
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	150,000	177,087
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	150,000	172,680
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	150,000	172,866
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	275,000	311,954

			1,128,717
Texas (9.9%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds
(Harmony Pub. Schools), Ser. A, PSFG, 4.00%, 2/15/51	Aaa	2,000,000	2,318,695
(Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/32	AAA	375,000	427,613
Austin-Bergstrom Landhost Enterprises, Inc. Rev. Bonds
5.00%, 10/1/36	A3	1,485,000	1,696,305
5.00%, 10/1/33	A3	400,000	459,128
Central TX Regl. Mobility Auth. Rev. Bonds, Ser. D, 4.00%, 1/1/36	A3	1,500,000	1,764,701
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	A-	350,000	412,874
Dallas, Hotel Occupancy Tax Rev. Bonds
4.00%, 8/15/38(FWC)	A	1,000,000	1,113,683
4.00%, 8/15/37(FWC)	A	1,000,000	1,115,100
4.00%, 8/15/36(FWC)	A	1,000,000	1,116,847
4.00%, 8/15/35(FWC)	A	1,000,000	1,118,653
4.00%, 8/15/34(FWC)	A	750,000	839,813
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	1,000,000	997,058
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/38	Baa2	500,000	511,498
Lake Houston Redev. Auth. Rev. Bonds, (City of Houston, Reinvestment Zone No. 10)
5.00%, 9/1/31	BBB-	200,000	254,895
5.00%, 9/1/30	BBB-	200,000	251,624
5.00%, 9/1/29	BBB-	175,000	217,587
5.00%, 9/1/28	BBB-	150,000	183,947
5.00%, 9/1/26	BBB-	125,000	147,843
5.00%, 9/1/25	BBB-	100,000	115,297
5.00%, 9/1/24	BBB-	100,000	112,077
4.00%, 9/1/33	BBB-	150,000	176,375
4.00%, 9/1/32	BBB-	150,000	176,782
Love Field Arpt. Modernization Corp. Rev. Bonds, AGM, 4.00%, 11/1/37	AA	2,000,000	2,350,933
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	365,000	420,955
(TX Woman's U. CHF-Collegiate Hsg. Dining), Ser. B-1, AGM, 5.00%, 7/1/38	AA	860,000	1,032,201
(Tarleton State U. Collegiate Student Hsg.), Ser. A, 5.00%, 4/1/35 (Prerefunded 4/1/25)	AAA/P	800,000	922,642
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/29 (Prerefunded 4/1/24)	AAA/P	1,225,000	1,350,562
(Collegiate Housing Island Campus, LLC.), Ser. A, 5.00%, 4/1/25 (Escrowed to maturity)	AAA/P	500,000	575,731
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.), 5.00%, 6/15/33	BBB-/P	200,000	203,883
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	1,000,000	1,173,064
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,250,000	1,478,604
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM
5.00%, 8/1/30	AA	250,000	315,537
5.00%, 8/1/29	AA	200,000	249,339
5.00%, 8/1/28	AA	150,000	185,173
5.00%, 8/1/27	AA	125,000	150,787
5.00%, 8/1/26	AA	125,000	147,848
4.00%, 8/1/33	AA	200,000	233,054
4.00%, 8/1/32	AA	225,000	262,948
4.00%, 8/1/31	AA	200,000	234,792
TX State G.O. Bonds, Ser. B
2.50%, 8/1/34	Aaa	525,000	537,044
2.25%, 8/1/33	Aaa	750,000	761,987
2.25%, 8/1/32	Aaa	500,000	509,426

			28,624,905
Utah (1.4%)
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 0.02%, 5/15/37	VMIG 1	2,000,000	2,000,000
UT Infrastructure Agcy. Rev. Bonds, Ser. A
4.00%, 10/15/30	BBB-/F	400,000	473,049
4.00%, 10/15/28	BBB-/F	200,000	233,105
4.00%, 10/15/27	BBB-/F	570,000	658,254
UT State Charter School Fin. Auth. Rev. Bonds, (UT Charter Academies, Inc.), 5.00%, 10/15/30	AA	575,000	684,724

			4,049,132
Virginia (0.8%)
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	387,446
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/29	A/F	590,000	728,556
5.00%, 1/1/28	A/F	700,000	862,481
5.00%, 1/1/27	A/F	320,000	385,629

			2,364,112
Washington (3.9%)
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 0.30%, 5/1/45	Aa2	750,000	756,872
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22)(7/3/23), (Fred Hutchinson Cancer Research Ctr.)
Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.) Ser. B, 1.158%, 1/1/42	A+	1,100,000	1,101,080
Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.) 1.10%, 1/1/42	A+	8,000,000	8,045,518
WA State Hsg. Fin. Comm. Rev. Bonds, (Social Certif.), Ser. A-1, 3.50%, 12/20/35	BBB+	1,163,188	1,335,129

			11,238,599
Wisconsin (1.4%)
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds, (Beyond Boone, LLC-Appalachian State U.), Ser. A, AGM
5.00%, 7/1/54	AA	1,475,000	1,741,492
5.00%, 7/1/44	AA	1,000,000	1,190,208
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Three Pillars Sr. Living), 5.00%, 8/15/33 (Prerefunded 8/15/23)	BBB+/F	1,000,000	1,084,176

			4,015,876

Total municipal bonds and notes (cost $264,292,115)			$273,618,465

SHORT-TERM INVESTMENTS (16.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.09%(AFF)	Shares	47,344,608	$47,344,608
U.S. Treasury Bills 0.041%, 3/17/22(SEG)(SEGSF)(SEGCCS)		$600,000	599,866

Total short-term investments (cost $47,944,516)			$47,944,474
TOTAL INVESTMENTS

Total investments (cost $312,236,631)			$321,562,939

FUTURES CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	118	$14,366,500	$14,366,500	Dec-21	$186,992

Unrealized appreciation					186,992

Unrealized (depreciation)					—

Total					$186,992

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$2,000,000	$14,170	$—	11/18/21	—	1.16% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	$(14,170)
2,000,000	16,170	—	11/18/21	—	1.15% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(16,170)
2,750,000	48,260	—	11/2/21	—	1.00% minus Municipal Market Data Index AAA municipal yields 10 Year rate — At maturity	(48,260)
1,000,000	3,894	—	11/18/21	—	1.70% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	3,894
1,000,000	3,894	—	11/18/21	—	1.70% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	3,894
2,000,000	46,150	—	11/16/21	—	1.60% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	(46,150)

Upfront premium received		—	Unrealized appreciation			7,788

Upfront premium (paid)		—	Unrealized (depreciation)			(124,750)

	Total	$—			Total	$(116,962)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$11,893,000	$249,515	$(1,402)	9/21/26	2.725% — At maturity	USA Non-revised Consumer Price Index- Urban (CPI-U) — At maturity	$(250,917)

Total			$(1,402)				$(250,917)

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2021 through October 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $288,342,219.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/21
	Short-term investments
	Putnam Short Term Investment Fund*	$27,436,292	$35,339,719	$15,431,403	$8,564	$47,344,608

	Total Short-term investments	$27,436,292	$35,339,719	$15,431,403	$8,564	$47,344,608
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $108,978.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $110,978.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $302,939.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
	At the close of the reporting period, the fund maintained liquid assets totaling $40,924,594 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.05%, 0.09% and 0.13%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	23.70%
	Education	13.3
	State debt	10.7
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount to hedge inflation, to hedge term structure risk and for yield curve positioning.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $116,962 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $110,978 and may include amounts related to unsettled agreements.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $9,350,248 were held by the TOB trust and served as collateral for $5,035,885 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $763 for these investments based on an average interest rate of 0.06%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$273,618,465	$—
Short-term investments	—	47,944,474	—

Totals by level	$—	$321,562,939	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$186,992	$—	$—
Total return swap contracts	—	(366,477)	—

Totals by level	$186,992	$(366,477)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$10,300,000
Centrally cleared total return swap contracts (notional)	$11,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com